Document and Entity Information (USD $) In Millions, except Share data, unless otherwise specified	12 Months Ended
	Dec. 31, 2012	Mar. 01, 2013	Jun. 29, 2012
Document And Entity Information [Abstract]
Document Type	10-K
Amendment Flag	false
Document Period End Date	Dec. 31, 2012
Entity Registrant Name	NORWOOD FINANCIAL CORP
Entity Central Index Key	0001013272
Current Fiscal Year End Date	--12-31
Entity Filer Category	Accelerated Filer
Entity Common Stock, Shares Outstanding		3,301,123
Document Fiscal Year Focus	2012
Document Fiscal Period Focus	FY
Entity Current Reporting Status	Yes
Entity Public Float			$ 88.9
Entity Voluntary Filers	No
Entity Well-known Seasoned Issuer	No